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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               --------------------
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John G. Finley
Title:   Authorized Person
Phone:   (212) 583-5000

Signature, Place, and Date of Signing:

    /s/ John G. Finley             New York, NY         February 14, 2013
----------------------------    ------------------    ---------------------
         [Signature]               [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          38
Form 13F Information Table Value Total: $ 9,641,261
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   -----------------------
   1     28-12332               GSO Capital Partners LP

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                            VOTING AUTHORITY
                                               VALUE     SHRS OR      SH/ PUT/     INV.      OTHER   ------------------------------
NAME OF ISSUER   TITLE OF CLASS    CUSIP      (1000S)    PRN AMT      PRN CALL  DISCRETION  MANAGERS     SOLE        SHARED    NONE
---------------- -------------- ----------- ---------- -----------    --- ---- ------------ -------- ----------- ------------- ----
AMERISTAR
  CASINOS INC         COM       03070Q 10 1 $   22,999     876,500    SH          SHARED       1                       876,500
BANKUNITED INC        COM       06652K 10 3 $  202,982   8,305,337(a) SH           SOLE               8,305,337
BEAZER HOMES
  USA INC           COM NEW     07556Q 88 1 $   23,646   1,400,000    SH       SHARED-OTHER    1                     1,400,000
BIOSCRIP, INC.        COM       09069N 10 8 $    3,407     316,327    SH       SHARED-OTHER    1                       316,327
BOOZ ALLEN
  HAMILTON
  HLDG COR            CL A      099502 10 6 $    3,619     260,004    SH       SHARED-OTHER    1                       260,004
BRANDYWINE
  RLTY TR        SH BEN INT NEW 105368 20 3 $   57,527   4,719,166    SH           SOLE                4,719,166
CAPITAL TRUST
  INC MD            CL A NEW    14052M 50 6 $   10,500   5,000,000    SH           SOLE        1       5,000,000
CLEAR CHANNEL
  OUTDOOR
  HLDGS               CL A      18451C 10 9 $   12,153   1,731,163    SH       SHARED-OTHER    1                     1,731,163
CROSSTEX
  ENERGY INC          COM       22765Y 10 4 $  100,380   7,000,000    SH       SHARED-OTHER    1                     7,000,000
CROSSTEX
  ENERGY LP           COM       22765U 10 2 $   14,591   1,002,800    SH       SHARED-OTHER    1                     1,002,800
CUMULUS MEDIA
  INC                 CL A      231082 10 8 $    8,852   3,315,238(b) SH           SOLE                3,315,238
DIAMONDROCK
  HOSPITALITY CO      COM       252784 30 1 $   64,904   7,211,538    SH           SOLE                7,211,538
DISH NETWORK
  CORP                CL A      25470M 10 9 $       80       2,200(c) SH  CALL SHARED-OTHER    1                         2,200
DISH NETWORK
  CORP                CL A      25470M 10 9 $    9,100     250,000    SH       SHARED-OTHER    1                       250,000
EV ENERGY
  PARTNERS LP      COM UNITS    26926V 10 7 $   15,974     282,419    SH       SHARED-OTHER    1                       282,419
FELCOR LODGING
  TR INC              COM       31430F 10 1 $   24,161   5,173,589    SH       SHARED-OTHER    1                     5,173,589
FREESCALE
  SEMICONDUCTOR
  LTD                 SHS       G3727Q 10 1 $2,159,467 196,136,895(d) SH       SHARED-OTHER                        196,136,895
GENERAL
  GROWTH PPTYS
  INC NEW             COM       370023 10 3 $  822,421  41,431,803(e) SH           SOLE               41,431,803
GMX RES INC     NOTE 4.500% 5/0 38011M AJ 7 $    2,182   4,796,000    PRN       SHARED-OTHER   1                     4,796,000
GMX RES INC           COM       38011M 10 8 $    3,379   6,757,499(f) SH       SHARED-OTHER    1                     6,757,499
ISTAR FINL INC        COM       45031U 10 1 $   22,748   2,791,121    SH       SHARED-OTHER    1                     2,791,121
KEYCORP NEW           COM       493267 10 8 $    1,684     200,000    SH  PUT      SOLE                  200,000
KOSMOS ENERGY
  LTD                 SHS       G5315B 10 7 $1,559,931 126,310,180(g) SH           SOLE              126,310,180
MBIA INC              COM       55262C 10 0 $   33,805   4,306,398    SH       SHARED-OTHER    1                     4,306,398
MGM RESORTS
  INTERNATIONAL NOTE 4.250% 4/1 55303Q AE 0 $    6,151   5,800,000    PRN       SHARED-OTHER   1                     5,800,000
NIELSEN
  HOLDINGS N V        COM       N63218 10 6 $1,565,894  51,189,724(h) SH           SOLE                51,189,724
NRG ENERGY INC      COM NEW     629377 50 8 $   25,289   1,100,000    SH       SHARED-OTHER    1                     1,100,000
ORBITZ
  WORLDWIDE
  INC                 COM       68557K 10 9 $  149,727  55,046,598(i) SH           SOLE               55,046,598
PACIFIC
  BIOSCIENCES
  CALIF IN            COM       69404D 10 8 $    4,100   2,411,556    SH           SOLE                2,411,556
PBF ENERGY INC        CL A      69318G 10 6 $  984,136  33,877,327    SH           SOLE               33,877,327
SARATOGA RES
  INC TEX             COM       803521 10 3 $   16,992   4,800,000    SH       SHARED-OTHER    1                     4,800,000
SPDR SERIES
  TRUST         NUVN BRCLY MUNI 78464A 95 8 $   19,392     800,000    SH  PUT      SOLE                  800,000
SPDR S&P
  500 ETF TR        TR UNIT     78462F 10 3 $      427       3,000    SH  PUT  SHARED-OTHER    1                         3,000
SUPERVALU INC         COM       868536 10 3 $    5,564   2,252,666    SH       SHARED-OTHER    1                     2,252,666
TEAM HEALTH
  HOLDINGS, INC       COM       87817A 10 7 $  275,875   9,588,991    SH           SOLE                9,588,991
TRW AUTOMOTIVE
  HLDGS CORP          COM       87264S 10 6 $1,044,774  19,488,416    SH           SOLE               19,488,416
VANGUARD
  HEALTH SYS INC      COM       922036 20 7 $  359,924  29,381,568    SH           SOLE               29,381,568
ZIONS
  BANCORPORATION      COM       989701 95 7 $    2,525     118,000    SH  PUT      SOLE                  118,000


(a) Excludes 5,415,794 shares of Series A Nonvoting Convertible Preferred Stock convertible into shares of common stock on a one-for-one basis.

(b) These shares are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of certain funds of which Mr. Stephen A. Schwarzman is a controlling person.

(c) Includes two series of DISH NETWORK CORP call options.

(d) Represents shares held by Freescale LP. Certain funds affiliated with The Blackstone Group L.P. hold 3,395,055 Class A limited partnership interests in Freescale LP, representing 48.02% of the total Class A limited partnership interests outstanding. Certain funds affiliated with The Blackstone Group L.P. also hold 250 shares of Freescale Holdings G.P., Ltd., the general partner of Freescale LP, representing 25% of the total shares outstanding.

(e) Includes 2,067,942 of Common Shares owned by Blackstone GGP Principal Transaction Partners L.P., a co-investment entity.

(f) Does not give effect to the 13-to-1 reverse stock split of GMX Resources, Inc. made effective on January 3, 2013.

(g) Includes 2,591,244 shares that are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(h) Represents the proprotionate interest in 236,266,399 shares held by Valcon Acquisition Holding (Luxembourg) S.a.r.l. ("Luxco") attributable to ownership interests in Luxco of certain funds affiliated with The Blackstone Group L.P., including 1,704,560 shares that are not under the investment discretion of The Blackstone Group L.P. but instead are under the investment discretion of Blackstone Family GP L.L.C., of which Mr. Stephen A. Schwarzman is a controlling person.

(i) The shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.